Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 929,027	$ 127,276	¥ (234,606)	¥ 87,366
Net cash generated from/(used in) investing activities	475,500	65,143	519,329	(47,127)
Net cash (used in)/generated from financing activities	(1,723,923)	(236,177)	(934,424)	1,112,383
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(94)	(12)	456	35,896
Net increase /(decrease) in cash and cash equivalents	(319,490)	(43,770)	(649,245)	1,188,518
Cash and cash equivalents and restricted cash at the beginning of the year	1,209,705	165,729	1,858,950	670,432
Cash and cash equivalents and restricted cash at the end of the year	890,215	121,959	1,209,705	1,858,950
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(13,497)	(1,848)	(6,017)	(29,541)
Net cash generated from/(used in) investing activities	38,673	5,298	(28,219)	43,166
Net cash (used in)/generated from financing activities	(29,964)	(4,105)	3,341	(16,674)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(42)	(6)	(629)	15,075
Net increase /(decrease) in cash and cash equivalents	(4,830)	(661)	(31,524)	12,026
Cash and cash equivalents and restricted cash at the beginning of the year	5,002	685	36,526	24,500
Cash and cash equivalents and restricted cash at the end of the year	¥ 172	$ 24	¥ 5,002	¥ 36,526